Label	Element	Value
Schwab MarketTrack Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab MarketTrack Growth Portfolio™
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high capital growth with less volatility than an all-stock portfolio.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund maintains a defined asset allocation. The fund’s target allocation includes stock, bond and cash investments.
The fund’s allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the fund’s volatility. The fund seeks to remain close to the target allocations of approximately 80% equity, 16% fixed income and 4% cash and cash equivalents (including money market funds).
The equity allocation is further divided into six segments: approximately 43% of assets for U.S. large-cap, 13% for U.S. small-cap, 13% for developed international large-cap, 4% for real estate, 3% for developed international small-cap and 3% for emerging markets.
The fund invests mainly in other affiliated Schwab Funds, including Schwab index funds and exchange-traded funds (ETFs) (underlying funds), which use a variety of indexing strategies. These underlying funds seek to track or replicate the total returns of various market indices. They typically invest in the securities included in the index they are tracking or replicating, and generally give each security the same weight as the index does. However, in certain circumstances it may not be possible or practicable for the underlying fund to invest in all of the securities comprising an index or in proportion to their weightings in an index and it is possible that the investment adviser may utilize instead a “sampling” methodology in seeking to achieve the underlying fund’s objective.
Within the equity allocation, the portfolio managers may allocate the fund’s investments among underlying funds that track indices based on market capitalization as well as funds that track Russell RAFI™ Indexes based on the “Fundamental Index” methodology. The Russell RAFI™ Index Series selects and weights stocks according to fundamental measures of company size: adjusted sales, retained operating cash flow, and dividends plus buybacks.
The underlying funds may invest in derivatives and lend their securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. Each underlying fund focuses on a different market segment.
The portfolio managers monitor the fund’s holdings and cash flow and manages them as needed in order to maintain the fund’s target allocation. The manager will permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
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Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

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Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.

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Tracking Error Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.

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Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

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Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
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Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

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Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

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Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.

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Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
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Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

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Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

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Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.

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Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

For more information on the risks of investing in the fund and the underlying funds, please see the “Fund Details” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabfunds_prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocation.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.83% Q2 2020 Worst Quarter: (19.95%) Q1 2020
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/20
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Schwab MarketTrack Growth Portfolio | Comparative Indices (reflect no deduction for expenses or taxes) S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Schwab MarketTrack Growth Portfolio | Comparative Indices (reflect no deduction for expenses or taxes) Bloomberg Barclays US Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Schwab MarketTrack Growth Portfolio | Comparative Indices (reflect no deduction for expenses or taxes) Growth Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.35%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.72%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.39%	[1]
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[2]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2011	rr_AnnualReturn2011	(0.97%)
Annual Return 2012	rr_AnnualReturn2012	13.50%
Annual Return 2013	rr_AnnualReturn2013	23.49%
Annual Return 2014	rr_AnnualReturn2014	5.54%
Annual Return 2015	rr_AnnualReturn2015	(1.89%)
Annual Return 2016	rr_AnnualReturn2016	11.32%
Annual Return 2017	rr_AnnualReturn2017	16.09%
Annual Return 2018	rr_AnnualReturn2018	(7.20%)
Annual Return 2019	rr_AnnualReturn2019	22.25%
Annual Return 2020	rr_AnnualReturn2020	10.99%
1 Year	rr_AverageAnnualReturnYear01	10.99%
5 Years	rr_AverageAnnualReturnYear05	10.23%
10 Years	rr_AverageAnnualReturnYear10	8.87%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	8.77%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10	6.98%

[1]	The Growth Composite Index is a custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation. Effective July 1, 2020, the index is composed of 28.0% S&P 500 Index, 3.3% Russell 1000® Growth Index, 12.0% Russell RAFI US Large Company Index, 8.9% Russell 2000® Index, 3.8% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex-US Large Company Index (Net), 3.33% Russell RAFI Developed ex-US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg Barclays US Aggregate Bond Index and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From February 28, 2020 through June 30, 2020 the index was composed of 28.0% S&P 500 Index, 3.3% Russell 1000 Growth Index, 12.0% Russell RAFI US Large Company Index, 8.9% Russell 2000 Index, 3.8% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex-US Large Company Index (Net), 3.33% Russell RAFI Developed ex-US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones U.S. Select REIT Index, 16.0% Bloomberg Barclays US Aggregate Bond Index and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020 the index was composed of 28.0% S&P 500 Index, 14.0% Russell 2000 Index, 12.0% Russell RAFI US Large Company Index, 6.0% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex-US Large Company Index (Net), 3.33% Russell RAFI Developed ex-US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index and 5.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014 the index was comprised of 40.0% S&P 500 Index, 20.0% Russell 2000 Index, 20.0% MSCI EAFE Index (Net), 15.0% Bloomberg Barclays US Aggregate Bond Index and 5.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 60.0% Dow Jones U.S. Total Stock Market Index, 20.0% MSCI EAFE Index (Net), 15.0% Bloomberg Barclays US Aggregate Bond Index and 5.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding. The components that make up the composite may vary over time.
[2]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.